Impairment of investments and assets	12 Months Ended
Dec. 31, 2024
Disclosures of impairment of investments and assets [abstract]
Impairment of investments and assets	Impairment of investments and assets

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Investments	—	—	(113.6)
Equity accounted investees
– Far Southeast Gold Resources Incorporated (“FSE”)[1]	—	—	(113.6)
Property, plant and equipment	(3.5)	(156.4)	(391.4)
Peru cash-generating unit[2]	—	(156.2)	(63.1)
Tarkwa cash-generating unit[3]	—	—	(325.2)
Impairment of property, plant and equipment – other[4]	(3.5)	(0.2)	(3.1)

Impairment of investments and assets	(3.5)	(156.4)	(505.0)
[1]During 2022, management was actively engaged in the process of disposing of FSE. The disposal process proved unsuccessful and no offers were received.
Management’s assessment was that it was unlikely the investment could be sold for any value and wrote off the investment by US$113.6 million to a carrying value of
US$nil (level 3 of the fair value hierarchy). The impairment was included in the “Corporate and other” segment. The investment in FSE was disposed of in 2024 for
US$1.0 million.
[2]For the year ended 31 December 2023, the Group recognised an impairment of US$156.2 million (2022: US$63.1 million) in respect of the Peru cash-generating unit.
The recoverable amount was based on its fair value less cost of disposal (“FVLCOD”) calculated using a combination of the market (resource value) and the income approach (level 3 of the fair value hierarchy).  The impairment in 2023 was mainly due to the increased costs and capital expenditure as a result of a change in the life-of-mine plan to accommodate the unloading of the east wall and continued cost pressures, as well as the derecognition of the resource as a result of the life-of-mine sterilising the resource through the deposition of in-pit tailings from 2026 onwards.The impairment in 2022 was mainly due to the increase in the discount rate from
4.8% to 8.1% as a result of increases in the risk free rate as well as inflationary cost pressures experienced. The recoverable amount at 31 December 2023 was
US$418.8 million (2022: US$477.1 million). Refer accounting policies pages 56 to 57 for the assumptions used based on the 2023 and 2022 life-of-mine plan.
[3]For the year ended 31 December 2022, the Group recognised an impairment of US$325.2 million in respect of the Tarkwa cash-generating unit. The recoverable amount was based on its fair value less cost of disposal (“FVLCOD”) calculated using a combination of the market (resource value) and the income approach (level 3 of the fair value hierarchy). The impairment was mainly due to the increase in the discount rate from 8.3% to 15.9% as a result of increases in the Ghana country risk premium and the risk free rate as well as inflationary cost pressures experienced in 2022. The recoverable amount at 31 December 2022 was US$812.4 million. Refer accounting policies pages 56 to 57 for the assumptions used based on the 2022 life-of-mine plan.
[4]The US$3.5 million in 2024 comprises US$3.5 million (2023: US$0.1 million and 2022: US$2.5 million) impairment of redundant assets at Cerro Corona, US$nil (2023:
US$0.1 million and 2022: US$nil) impairment of redundant assets at Agnew and US$nil (2023: US$nil and 2022: US$0.6 million) impairment of redundant assets at
Salares Norte.
Sensitivity analysis on cash-generating units with impairments
The tables below summarise the impact of increases/(decreases) on the recoverable amounts of Peru (2022: Tarkwa and Peru) in the case of changes in the key inputs used to value the recoverable amounts. The first analysis was based on the assumption that the long-term gold price increased/(decreased) with all other variables held constant. The second analysis was based on the assumption that the discount rates increased/(decreased) with all other variables held constant.

Sensitivity to gold price Figures in millions unless otherwise stated	(Decrease)/increase in long-term gold price
	(US$100/oz)	US$100/oz

2023
(Decrease)/increase in Peru recoverable amount	(11.1)	11.0
2022
(Decrease)/increase in Tarkwa recoverable amount	(101.5)	101.5
(Decrease)/increase in Peru recoverable amount	(17.1)	17.1

Sensitivity to discount rates Figures in millions unless otherwise stated	(Decrease)/increase in discount rates
	(1.0%)	1.0%

2023
(Decrease)/increase in Peru recoverable amount	14.9	(14.1)
2022
(Decrease)/increase in Tarkwa recoverable amount	31.7	(29.7)
(Decrease)/increase in Peru recoverable amount	19.4	(18.5)